DBX ETF Trust | 1
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
May 31, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.7%
Communication Services
— 13.1%
Alphabet, Inc.*, Class A
11,507 1,984,957
Alphabet, Inc.*, Class C
10,378 1,805,357
AT&T, Inc.
18,301 333,444
Charter Communications, Inc.*,
Class A
260 74,651
Comcast Corp., Class A
9,267 370,958
Electronic Arts, Inc.
704 93,547
Interpublic Group of Cos., Inc.
530 16,626
Live Nation Entertainment, Inc.*
524 49,120
Meta Platforms, Inc., Class A
6,925 3,232,798
New York Times Co., Class A
426 21,811
News Corp., Class A
951 25,858
Nexstar Media Group, Inc.
98 16,238
Omnicom Group, Inc.
152 14,130
Verizon Communications, Inc.
8,099 333,274
(Cost $6,009,984)
8,372,769
Consumer Discretionary
— 11.6%
Advance Auto Parts, Inc.
310 21,898
Airbnb, Inc.*, Class A
845 122,466
Amazon.com, Inc.*
1,279 225,667
Aramark
371 11,928
AutoNation, Inc.*
161 27,410
AutoZone, Inc.*
73 202,206
Bath & Body Works, Inc.
941 48,876
Best Buy Co., Inc.
1,698 144,024
Booking Holdings, Inc.
106 400,293
BorgWarner, Inc.
729 25,996
Brunswick Corp.
164 13,535
Capri Holdings Ltd.*
747 25,809
Chipotle Mexican Grill, Inc.*
63 197,160
D.R. Horton, Inc.
214 31,629
Darden Restaurants, Inc.
479 72,037
Deckers Outdoor Corp.*
95 103,922
Dick's Sporting Goods, Inc.
307 69,886
Domino's Pizza, Inc.
104 52,892
eBay, Inc.
324 17,567
Expedia Group, Inc.*
623 70,312
Five Below, Inc.*
147 20,305
Floor & Decor Holdings, Inc.*,
Class A
254 29,682
Garmin Ltd.
519 85,038
General Motors Co.
2,057 92,544
Gentex Corp.
849 29,715
Genuine Parts Co.
384 55,350
Grand Canyon Education, Inc.*
156 22,224
H&R Block, Inc.
952 47,257
Number
of Shares Value $
Home Depot, Inc.
2,859 957,393
Lear Corp.
209 26,198
Lennar Corp., Class A
1,326 212,624
LKQ Corp.
1,046 45,009
Lowe's Cos., Inc.
3,172 701,932
Lululemon Athletica, Inc.*
268 83,613
Macy's, Inc.
1,387 27,019
MGM Resorts International*
841 33,783
Mohawk Industries, Inc.*
160 19,509
Murphy USA, Inc.
159 69,761
NIKE, Inc., Class B
637 60,547
NVR, Inc.*
21 161,295
O'Reilly Automotive, Inc.*
222 213,844
Penske Automotive Group, Inc.
108 16,427
Phinia, Inc.
151 6,759
Polaris, Inc.
160 13,376
Pool Corp.
82 29,811
PulteGroup, Inc.
732 85,878
Ralph Lauren Corp.
158 29,527
Ross Stores, Inc.
1,100 153,736
Skechers U.S.A., Inc.*, Class A
411 29,354
Starbucks Corp.
2,813 225,659
Tapestry, Inc.
1,318 57,320
Tesla, Inc.*
4,168 742,237
Texas Roadhouse, Inc.
216 37,297
Thor Industries, Inc.
476 47,238
TJX Cos., Inc.
4,501 464,053
Toll Brothers, Inc.
371 45,128
TopBuild Corp.*
110 45,975
Tractor Supply Co.
478 136,369
Ulta Beauty, Inc.*
243 96,007
Williams-Sonoma, Inc.
626 183,556
Yum! Brands, Inc.
676 92,903
(Cost $6,668,130)
7,418,765
Consumer Staples — 9.3%
Albertsons Cos., Inc., Class A
2,689 55,501
Altria Group, Inc.
4,933 228,151
Archer-Daniels-Midland Co.
3,112 194,313
BJ's Wholesale Club Holdings,
Inc.*
961 84,635
Casey's General Stores, Inc.
166 55,075
Clorox Co.
99 13,024
Colgate-Palmolive Co.
532 49,455
Costco Wholesale Corp.
2,122 1,718,587
Dollar General Corp.
255 34,912
Dollar Tree, Inc.*
380 44,821
Estee Lauder Cos., Inc., Class A
633 78,087
Hershey Co.
260 51,436
Kroger Co.
3,115 163,132

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Monster Beverage Corp.*
1,649 85,616
Philip Morris International, Inc.
1,260 127,739
Procter & Gamble Co.
5,088 837,179
Sysco Corp.
1,946 141,708
Target Corp.
1,966 307,011
Tyson Foods, Inc., Class A
1,104 63,204
US Foods Holding Corp.*
996 52,619
Walgreens Boots Alliance, Inc.
739 11,987
Walmart, Inc.
23,920 1,572,979
(Cost $4,949,371)
5,971,171
Energy — 11.1%
Antero Resources Corp.*
1,108 39,478
APA Corp.
1,640 50,069
Cheniere Energy, Inc.
589 92,938
Chesapeake Energy Corp.(a)
624 56,740
Chevron Corp.
8,037 1,304,405
ConocoPhillips
6,178 719,614
Coterra Energy, Inc.
3,335 95,114
Devon Energy Corp.
2,848 139,780
Diamondback Energy, Inc.
578 115,172
EOG Resources, Inc.
2,598 323,581
EQT Corp.
842 34,598
Exxon Mobil Corp.
22,626 2,653,125
HF Sinclair Corp.
694 38,330
Marathon Oil Corp.
2,403 69,591
Marathon Petroleum Corp.
2,781 491,152
Occidental Petroleum Corp.
1,963 122,688
ONEOK, Inc.
219 17,739
Ovintiv, Inc.
1,115 57,612
Phillips 66
1,597 226,950
Range Resources Corp.
832 30,709
Southwestern Energy Co.*
3,980 29,969
Targa Resources Corp.
209 24,710
Texas Pacific Land Corp.
26 15,972
Valero Energy Corp.
2,232 350,737
(Cost $6,499,411)
7,100,773
Financials — 8.7%
Affiliated Managers Group, Inc.
528 85,853
Allstate Corp.
209 35,012
Aon PLC, Class A
679 191,234
Apollo Global Management, Inc.
217 25,207
Arch Capital Group Ltd.*
214 21,963
Berkshire Hathaway, Inc.*,
Class B
2,331 965,966
Blackstone, Inc.
583 70,252
Cincinnati Financial Corp.
255 29,983
Coinbase Global, Inc.*, Class A
320 72,294
Credit Acceptance Corp.*
51 25,032
Discover Financial Services
111 13,615
Number
of Shares Value $
Evercore, Inc., Class A
517 104,920
FactSet Research Systems, Inc.
182 73,575
Franklin Resources, Inc.
1,050 24,780
Houlihan Lokey, Inc.
164 22,197
Jack Henry & Associates, Inc.
211 34,748
Janus Henderson Group PLC
478 16,013
Lazard, Inc.
635 25,546
LPL Financial Holdings, Inc.
581 166,288
MarketAxess Holdings, Inc.
158 31,431
Marsh & McLennan Cos., Inc.
2,015 418,274
Mastercard, Inc., Class A
2,102 939,741
MGIC Investment Corp.
4,067 85,407
Moody's Corp.
604 239,782
MSCI, Inc.
340 168,361
PayPal Holdings, Inc.*
2,369 149,223
Progressive Corp.
373 78,770
RLI Corp.
269 39,269
S&P Global, Inc.
240 102,602
SEI Investments Co.
831 56,267
Synchrony Financial
1,100 48,180
T. Rowe Price Group, Inc.
1,912 225,291
Visa, Inc., Class A
3,431 934,810
Willis Towers Watson PLC
157 40,081
(Cost $4,767,100)
5,561,967
Health Care — 12.0%
Abbott Laboratories
3,226 329,665
AbbVie, Inc.
214 34,505
Align Technology, Inc.*
55 14,147
Amgen, Inc.
159 48,630
Biogen, Inc.*
160 35,990
Bio-Rad Laboratories, Inc.*,
Class A
33 9,466
Bio-Techne Corp.
254 19,606
Bristol-Myers Squibb Co.
833 34,228
Cardinal Health, Inc.
1,856 184,245
Cencora, Inc.
1,152 261,009
Centene Corp.*
2,957 211,692
Chemed Corp.
40 22,175
Cigna Group
1,008 347,377
CVS Health Corp.
5,654 336,978
Edwards Lifesciences Corp.*
1,473 127,989
Elevance Health, Inc.
668 359,705
Eli Lilly & Co.
80 65,627
Enovis Corp.*
252 12,668
Fortrea Holdings, Inc.*
107 2,717
GE HealthCare Technologies,
Inc.
998 77,844
Gilead Sciences, Inc.
634 40,747
HCA Healthcare, Inc.
532 180,747
Henry Schein, Inc.*
483 33,491

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Hologic, Inc.*
1,008 74,370
Humana, Inc.
669 239,582
IDEXX Laboratories, Inc.*
40 19,878
Incyte Corp.*
525 30,340
Intuitive Surgical, Inc.*
552 221,970
Johnson & Johnson
1,853 271,780
Labcorp Holdings, Inc.
107 20,855
McKesson Corp.
1,369 779,769
Medpace Holdings, Inc.*
59 22,794
Merck & Co., Inc.
5,666 711,310
Mettler-Toledo International,
Inc.*
50 70,204
Moderna, Inc.*
2,173 309,761
Molina Healthcare, Inc.*
339 106,643
Pfizer, Inc.
32,086 919,585
Premier, Inc., Class A
414 7,833
Quest Diagnostics, Inc.
326 46,282
Regeneron Pharmaceuticals,
Inc.*
158 154,865
Shockwave Medical, Inc.*(b)
54 18,090
Solventum Corp.*
384 22,787
Thermo Fisher Scientific, Inc.
51 28,967
United Therapeutics Corp.*
136 37,418
UnitedHealth Group, Inc.
611 302,671
Universal Health Services, Inc.,
Class B
152 28,850
Vertex Pharmaceuticals, Inc.*
769 350,156
Waters Corp.*
125 38,612
West Pharmaceutical Services,
Inc.
158 52,363
(Cost $7,329,453)
7,678,983
Industrials — 8.3%
3M Co.
1,539 154,116
A O Smith Corp.
523 43,744
Acuity Brands, Inc.
187 48,547
Advanced Drainage Systems,
Inc.
200 34,698
AGCO Corp.
271 29,086
Alaska Air Group, Inc.*
798 33,532
American Airlines Group, Inc.*
2,113 24,300
Automatic Data Processing, Inc.
1,216 297,823
Avis Budget Group, Inc.
66 7,506
Builders FirstSource, Inc.*
1,053 169,312
C.H. Robinson Worldwide, Inc.
993 85,765
Carlisle Cos., Inc.
169 70,691
Carrier Global Corp.
380 24,012
Caterpillar, Inc.
787 266,415
Cintas Corp.
144 97,628
Clean Harbors, Inc.*
107 23,175
CNH Industrial NV
2,922 30,856
Copart, Inc.*
2,066 109,622
Number
of Shares Value $
CSX Corp.
3,171 107,021
Cummins, Inc.
167 47,049
Delta Air Lines, Inc.
2,279 116,275
Donaldson Co., Inc.
358 26,377
EMCOR Group, Inc.
247 95,999
Emerson Electric Co.
159 17,833
Expeditors International of
Washington, Inc.
1,171 141,574
Fastenal Co.
1,736 114,541
FedEx Corp.
960 243,802
Fortune Brands Innovations, Inc.
501 35,100
FTI Consulting, Inc.*
80 17,184
Genpact Ltd.
378 12,497
Graco, Inc.
467 37,710
Hubbell, Inc.
76 29,556
Illinois Tool Works, Inc.
581 141,038
ITT, Inc.
154 20,464
JB Hunt Transport Services, Inc.
467 75,070
Knight-Swift Transportation
Holdings, Inc.
895 43,184
Landstar System, Inc.
266 48,420
Lockheed Martin Corp.
691 325,005
ManpowerGroup, Inc.
252 18,804
Masco Corp.
900 62,928
Nordson Corp.
111 26,054
Old Dominion Freight Line, Inc.
685 120,046
Oshkosh Corp.
264 30,025
Otis Worldwide Corp.
800 79,360
Owens Corning
535 96,873
PACCAR, Inc.
958 102,985
Paychex, Inc.
844 101,415
Paycom Software, Inc.
63 9,155
Quanta Services, Inc.
277 76,435
RB Global, Inc.
376 27,328
Robert Half, Inc.
785 50,421
Rollins, Inc.
368 16,814
Ryder System, Inc.
202 24,537
Saia, Inc.*
73 29,892
Snap-on, Inc.
159 43,385
Southwest Airlines Co.
2,216 59,477
Tetra Tech, Inc.
163 34,147
Textron, Inc.
431 37,760
Trane Technologies PLC
317 103,805
Trex Co., Inc.*
263 22,744
Union Pacific Corp.
892 207,675
United Airlines Holdings, Inc.*
575 30,469
United Parcel Service, Inc.,
Class B
2,643 367,192
United Rentals, Inc.
123 82,337
Vestis Corp.
145 1,786

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
W.W. Grainger, Inc.
131 120,711
Waste Management, Inc.
160 33,717
Watsco, Inc.
134 63,637
(Cost $4,779,207)
5,328,441
Information Technology
— 21.5%
Accenture PLC, Class A
2,093 590,833
Adobe, Inc.*
1,181 525,262
Advanced Micro Devices, Inc.*
894 149,209
Amdocs Ltd.
479 37,841
Analog Devices, Inc.
694 162,736
Apple, Inc.
15,074 2,897,976
Applied Materials, Inc.
2,952 634,916
Arista Networks, Inc.*
581 172,935
Autodesk, Inc.*
363 73,181
Cadence Design Systems, Inc.*
157 44,951
CDW Corp.
202 45,171
Cirrus Logic, Inc.*
211 24,202
Cisco Systems, Inc.
17,242 801,753
Cognex Corp.
320 14,566
Cognizant Technology Solutions
Corp., Class A
2,633 174,173
Dropbox, Inc.*, Class A
572 12,887
EPAM Systems, Inc.*
136 24,198
F5, Inc.*
149 25,177
Fair Isaac Corp.*
54 69,656
Fortinet, Inc.*
1,367 81,090
Gartner, Inc.*
32 13,429
HP, Inc.
3,762 137,313
Intel Corp.
5,712 176,215
Intuit, Inc.
50 28,822
Keysight Technologies, Inc.*
380 52,622
KLA Corp.
451 342,548
Lam Research Corp.
399 372,044
Lattice Semiconductor Corp.*
212 15,739
Manhattan Associates, Inc.*
101 22,174
Microchip Technology, Inc.
998 97,036
Micron Technology, Inc.
6,076 759,500
Microsoft Corp.
8,297 3,444,334
NVIDIA Corp.
210 230,229
ON Semiconductor Corp.*
1,118 81,659
Oracle Corp.
428 50,157
Pure Storage, Inc.*, Class A
519 31,291
QUALCOMM, Inc.
2,705 551,955
Salesforce, Inc.
79 18,521
Skyworks Solutions, Inc.
473 43,828
Teradyne, Inc.
480 67,651
Texas Instruments, Inc.
3,131 610,576
Number
of Shares Value $
VeriSign, Inc.*
203 35,387
(Cost $11,308,806)
13,745,743
Materials — 3.1%
Albemarle Corp.
377 46,216
Berry Global Group, Inc.
262 15,689
Celanese Corp.
113 17,180
CF Industries Holdings, Inc.
1,858 148,138
Cleveland-Cliffs, Inc.*
2,211 38,206
Corteva, Inc.
701 39,214
Dow, Inc.
2,602 149,953
DuPont de Nemours, Inc.
519 42,641
Eagle Materials, Inc.
149 34,626
Freeport-McMoRan, Inc.
1,523 80,308
Graphic Packaging Holding Co.
893 25,290
Huntsman Corp.
800 19,840
International Paper Co.
1,312 59,158
Louisiana-Pacific Corp.
589 54,000
LyondellBasell Industries NV,
Class A
1,898 188,699
Mosaic Co.
2,900 89,697
Nucor Corp.
1,998 337,362
Olin Corp.
1,104 59,351
Packaging Corp. of America
381 69,910
Reliance, Inc.
497 149,488
Steel Dynamics, Inc.
1,636 219,011
United States Steel Corp.
1,578 60,516
Westlake Corp.
155 24,887
Westrock Co.
729 39,104
(Cost $1,786,757)
2,008,484
Real Estate — 1.0%
Apartment Income REIT Corp.
REIT
848 32,860
Camden Property Trust REIT
168 17,245
CBRE Group, Inc.*, Class A
1,260 110,968
Extra Space Storage, Inc. REIT
208 30,112
Jones Lang LaSalle, Inc.*
114 23,036
Lamar Advertising Co., Class
A REIT
151 17,835
Public Storage REIT
639 174,977
Simon Property Group, Inc. REIT
695 105,161
Weyerhaeuser Co. REIT
4,345 130,480
(Cost $587,371)
642,674
Utilities — 0.0%
DTE Energy Co.
146 17,013
UGI Corp.
636 16,193
(Cost $32,101)
33,206
TOTAL COMMON STOCKS
(Cost $54,717,691)
63,862,976

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
(Continued)
May 31, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:
At May 31, 2024, open futures contracts purchased were as follows:
Number
of Shares Value $
EXCHANGE-TRADED FUNDS
— 0.0%
iShares Russell 1000 ETF
(Cost $2,111)
10 2,889
SECURITIES LENDING
COLLATERAL — 0.1%
DWS Government & Agency
Securities Portfolio “DWS
Government Cash Institutional
Shares"(c)(d), 5.24%
(Cost $48,995)
48,995 48,995
Number
of Shares Value $
CASH EQUIVALENTS — 0.1%
DWS Government Money
Market Series "Institutional
Shares"(c), 5.26%
(Cost $80,107)
80,107 80,107
TOTAL INVESTMENTS — 99.9%
(Cost $54,848,904)
63,994,967
Other assets and liabilities,
net — 0.1%
51,620
NET ASSETS — 100.0%
64,046,587
 *(a)  (b)
Value ($) at
8/31/2023
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2024
Value ($) at
5/31/2024
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.24% (c)(d)
— 48,995 (e) — — — 25 — 48,995 48,995
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series "Institutional Shares", 5.26% (c)
14,718 1,009,804 (944,415) — — 2,068 — 80,107 80,107
14,718 1,058,799 (944,415) — — 2,093 — 129,102 129,102
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $48,012, which is 0.1% of net assets.
(b)
Investment was valued using significant unobservable inputs.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2024.
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ ) †
Micro E-mini NASDAQ 100 futures
USD 2 73,010 74,364 6/21/2024 1,354
Micro E-Mini S&P 500 Futures
USD 3 78,818 79,433 6/21/2024 615
Micro E-mini S&P MidCap 400 Index Futures
USD 1 29,759 29,919 6/21/2024 160
Total unrealized appreciation
2,129

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
(Continued)
May 31, 2024 (Unaudited)
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments.
During the period ended May 31, 2024, the amount of transfers from Level 1 to Level 3 was $6,171. The investment was transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-
3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
QARP-PH3
R-089711-2 (5/25) DBX006037 (5/25)
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
May 31, 2024.
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 63,844,886 $ — $ 18,090 $ 63,862,976
Exchange-Traded Funds
2,889 — — 2,889
Short-Term Investments (a)
129,102 — — 129,102
Derivatives (b)
Futures Contracts
2,129 — — 2,129
TOTAL
$ 63,979,006 $ — $ 18,090 $ 63,997,096
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.